Loan Receivable, Net	12 Months Ended
Dec. 31, 2018
Loan Receivable, Net [Abstract]
LOAN RECEIVABLE, NET
9.	LOAN RECEIVABLE, NET

The interest rates on loans issued ranged between 4% ~24% for the years ended December 31, 2018 and 2017, and ranged between 17.28% ~ 24% for the year ended December 31, 2016.

As of December 31, 2018 and 2017, loan receivable, net consisted of the following:

	December 31, 2018	December 31, 2017
Loan receivable, gross
Business loans	$108,913,922	$56,215,822
Personal loans	112,594,344	125,340,963
	221,508,266	181,556,785
Provision for loan losses
Collectively assessed	(23,264)	(99,563)
Individually assessed	(128,904,336)	(64,195,127)
	(128,927,600)	(64,294,690)
Loan receivable, net	$92,580,666	$117,262,095

Loan receivable – related parties, net	$490,724	$1,244,739
Loan receivable – third parties, net	$92,089,942	$116,017,356

Before the establishment of Zhiyuan and Zeshi in November 2018, the Company originated loans to customers located primarily in Urumqi City, Xinjiang Province. While thereafter the Company originates loans to customers located primarily in Urumqi City, Xinjiang Province, and Hangzhou, Zhejiang Province. This geographic concentration of credit exposes the Company to a higher degree of risk associated with this economic region.

All loans are short-term loans that the Company has made to either business or individual customers. As of December 31, 2018 and 2017, the Company had 75 and 59 business loan customers, and 159 and 174 personal loan customers, respectively. Most loans are either guaranteed by a third party or related parties (please refer to Note 25) whose financial strength is assessed by the Company to be sufficient or secured by collateral. Provision for loan losses is estimated on a quarterly basis based on an assessment of specific evidence indicating doubtful collection, historical experience, loan balance aging and prevailing economic conditions.

For the years ended December 31, 2018, 2017 and 2016, a provision of US$85,715,748, US$55,299,749 and US$4,650,887 were charged for the consolidated statements of operations, respectively. For the years ended December 31, 2018, 2017 and 2016, write-offs of US$14,365,469, US$nil and US$91,812 were charged against provisions, respectively.

Interest on loans receivable is accrued and credited to income as earned. The Company determines a loan’s past due status by the number of days that have elapsed since a borrower has failed to make a contractual loan payment. Accrual of interest is generally discontinued when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.

The following table represents the aging of loans as of December 31, 2018 by type of loan:

	1-89 Days Past Due	90-179 Days Past Due	180-365 Days Past Due	Over 1 year Past Due	Total Past Due	Current	Total Loans
Business loans	$1,856,751	$1,129,755	$27,739,900	$12,248,816	$42,975,222	$65,938,700	$108,913,922
Personal loans	174,480	14,292,196	40,137,089	56,827,383	111,431,148	1,163,196	112,594,344
	$2,031,231	$15,421,951	$67,876,989	$69,076,199	$154,406,370	$67,101,896	$221,508,266

The following table represents the aging of loans as of December 31, 2017 by type of loan:

	1-89 Days Past Due	90-179 Days Past Due	180-365 Days Past Due	Over 1 year Past Due	Total Past Due	Current	Total Loans
Business loans	$9,976,350	$4,368,880	$507,116	$6,925,968	$21,778,314	$34,437,508	$56,215,822
Personal loans	28,303,969	30,824,416	3,777,245	940,469	63,846,099	61,494,864	125,340,963
	$38,280,319	$35,193,296	$4,284,361	$7,866,437	$85,624,413	$95,932,372	$181,556,785

Analysis of loans by collateral

The following table summarizes the Company’s loan portfolio by collateral as of December 31, 2018:

	Business loans	Personal loans	Total
Guarantee backed loans	$29,176,804	$36,135,657	$65,312,461
Pledged assets backed loans	75,665,930	74,774,960	150,440,890
Collateral backed loans	4,071,188	1,683,727	5,754,915
	$108,913,922	$112,594,344	$221,508,266

Analysis of loans by collateral (continued)

The following table summarizes the Company’s loan portfolio by collateral as of December 31, 2017:

	Business loans	Personal loans	Total
Guarantee backed loans	$36,515,140	$43,953,134	$80,468,274
Pledged assets backed loans	13,861,166	79,028,972	92,890,138
Collateral backed loans	5,839,516	2,358,857	8,198,373
	$56,215,822	$125,340,963	$181,556,785

Guarantee Backed Loans

A guaranteed loan is a loan guaranteed by a corporation or high net worth individual which includes related parties (refer to Note 25).  As of December 31, 2018 and 2017, guaranteed loans make up 29.5% and 44.3% of our direct loan portfolio, respectively.

Pledged Asset Backed Loans

Pledged assets backed loans are loans with pledged assets. Lenders has rights of access to the pledged assets at the time the loan is made and do not need to register them with government entities to secure the loan.  If the borrower defaults, we can sell the assets to recover the outstanding balance owed. For the supply chain financing involved for tire industry, the borrowers pledged with inventory and the whole sellers (certain are related parties) guarantee the repayment of loan if the borrowers defaults.

Both collateral loans and pledged loans are considered secured loans. The amount of a loan that lenders provide depends on the value of the collateral pledged.

Collateral Backed Loans

A collateral backed loan is a loan in which the borrower puts up an asset under their ownership, possession or control, as collateral for the loan. An asset usually is land use rights, equity shares, equipment or buildings. The loan is secured against the collateral and we do not take physical possession of the collateral at the time the loan is made.  We will verify ownership of the collateral and then register the collateral with the appropriate government entities to complete the secured transaction.  In the event that the borrower defaults, we can then take possession of the collateral asset and sell it to recover the outstanding balance owed. If the sale proceeds of the collateral asset is not sufficient to pay off the loan in full, we will file a lawsuit against the borrower and seek judgment for the remaining balance.

As of December 31, 2018 and 2017, the Company pledged US$4,966,849 and US$5,310,886 loans receivable for secured loans the Company borrowed from China Great Wall Assets Management Co. Ltd. and related parties, loan-to-pledge ratios were 292% and 289% (See Note 18), which consisted of the following:

	December 31,	December 31,
	2018	2017
Business loans	$-	$-
Personal loans	4,966,849	5,310,886
Total pledged loans receivable	$4,966,849	$5,310,886